Provision for reclamation - Reconciliation of Reclamation Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Provision for reclamation	$ 227,867	$ 331,312
Provision for decommissioning, restoration and rehabilitation costs
Statement Line Items [Line Items]
Balance, beginning of year	337,480	352,244
Amount derecognized due to loss of control of the Kumtor Mine	0	(56,451)
Changes in estimate	75,705	24,525
Changes in discount rate	(168,520)	15,057
Accretion	5,616	1,626
Liabilities settled	(3,926)	(470)
Foreign exchange revaluation	(7,546)	949
Balance, end of year	238,809	337,480
Current portion of reclamation provision	10,941	6,168
Aggregate continuing and discontinued operations | Provision for decommissioning, restoration and rehabilitation costs
Statement Line Items [Line Items]
Balance, beginning of year	337,480
Balance, end of year	238,809	337,480
Aggregate continuing and discontinued operations | Current portion of reclamation provision
Statement Line Items [Line Items]
Current portion of reclamation provision	10,942	6,168
Aggregate continuing and discontinued operations | Non-current portion of reclamation provision
Statement Line Items [Line Items]
Provision for reclamation	$ 227,867	$ 331,312